Partnership Distributions (Details) - USD ($)				12 Months Ended
	Mar. 30, 2015	Sep. 26, 2014	Mar. 26, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Partnership Distributions [Abstract]
Partnership distribution made	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 0	$ 5,000,000	$ 10,000,000
The Account's share of Partnership distribution	$ 200,000	$ 200,000	$ 200,000		$ 200,000	$ 400,000